MORGAN STANLEY CAPITAL I INC. ABS-15G

Exhibit 99.1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Morgan Stanley Mortgage Capital Holdings LLC

Morgan Stanley Capital I Inc.

Morgan Stanley & Co. LLC

1585 Broadway, 24th Floor

New York, New York 10036

8 March 2023

Re:          Morgan Stanley Residential Mortgage Loan Trust 2023-1 (the “Issuing Entity”)

Mortgage Pass-Through Certificates, Series 2023-1 (the “Certificates”)

Sample Mortgage Loan Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by Morgan Stanley Mortgage Capital Holdings LLC (the “Sponsor”), Morgan Stanley Capital I Inc. (the “Depositor”) and Morgan Stanley & Co. LLC (the “Initial Purchaser,” together with the Sponsor and Depositor, the “Specified Parties”) for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to a pool of mortgage loans (the “Mortgage Loans”) relating to the Issuing Entity’s securitization transaction. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Initial Purchaser, on behalf of the Depositor, provided us with:

a.	Electronic data files:
i.	Labeled “MSRM 2023-1_Population - 373 Loans.xlsx” and the corresponding record layout and decode information, as applicable (the “Loan Listing File”), that the Initial Purchaser, on behalf of the Depositor, indicated contains a list of loan identification numbers corresponding to certain mortgage loans (the “Base Preliminary Mortgage Loans”) that are expected to be representative of the Mortgage Loans,
ii.	Labeled “20230202_MSRM 2023-1_Rating_Agency.xlsx” and the corresponding record layout and decode information, as applicable (the “Base Preliminary Data File”), that the Initial Purchaser, on behalf of the Depositor, indicated contains information as of 1 February 2023 (the “February Cut-off Date”) relating to the Base Preliminary Mortgage Loans and
iii.	Labeled “20230224_MSRM_2023-1_Rating_Agency_402_Loans.xlsx” and the corresponding record layout and decode information, as applicable (the “Preliminary Data File,” together with the Base Preliminary Data File, the “Provided Data Files”), that the Initial Purchaser, on behalf of the Depositor, indicated contains information as of 1 March 2023 (the “March Cut-off Date”) relating to certain mortgage loans (the “Preliminary Mortgage Loans”) that are expected to be representative of the Mortgage Loans,
b.	Imaged copies of the:
i.	Promissory note (the “Note”),
ii.	Loan application or occupancy affidavit (collectively and as applicable, the “Application”),
iii.	Underwriting summary (the “Underwriting Summary”),
iv.	Appraisal report (the “Appraisal”),
v.	Final title policy (the “Final Title Policy”),
vi.	PUD Rider (the “PUD Rider”) and
vii.	Settlement statement or closing disclosure (collectively and as applicable, the “Settlement Statement,” together with the Note, Application, Underwriting Summary, Appraisal, Final Title Policy and PUD Rider, the “Source Documents”)

that the Initial Purchaser, on behalf of the Depositor, indicated relate to the Sample 1 Mortgage Loans and Sample 2 Mortgage Loans (both as defined in Attachment A) (collectively, the “Sample Mortgage Loans”),

c.	The list of relevant characteristics (the “Sample Characteristics”) on the Provided Data Files, which is shown on Exhibit 1 to Attachment A, and
d.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, the Provided Data Files are the “Subject Matter” as of the date of this report.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Loan Listing File, Provided Data Files, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Loan Listing File, Source Documents or any other information provided to us, or that we were instructed to obtain, as applicable, by the Initial Purchaser, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Base Preliminary Mortgage Loans, Preliminary Mortgage Loans or Mortgage Loans, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Initial Purchaser, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originator(s) of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

8 March 2023

Attachment A Page 1 of 2

Procedures performed and our associated findings

1.	As instructed by the Initial Purchaser, on behalf of the Depositor, we randomly selected a sample of 187 Base Preliminary Mortgage Loans from the Loan Listing File (the “Sample 1 Mortgage Loans”). For the purpose of this procedure, the Initial Purchaser, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample 1 Mortgage Loans or the methodology they instructed us to use to select the Sample 1 Mortgage Loans from the Loan Listing File.

For the purpose of the procedures described in this report, the 187 Sample 1 Mortgage Loans are referred to as Sample Mortgage Loan Numbers 1 through 187.

2.	For each mortgage loan on the Loan Listing File and Base Preliminary Data File, we compared the identification number (each, a “Loan Number”), as shown on the Loan Listing File, to the corresponding Loan Number, as shown on the Base Preliminary Data File, and noted that:
a.	All of the Base Preliminary Mortgage Loans were included on both the Loan Listing File and Base Preliminary Data File and
b.	No mortgage loans other than the Base Preliminary Mortgage Loans were included on the Loan Listing File or Base Preliminary Data File.

3.	For each Sample 1 Mortgage Loan, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Base Preliminary Data File, to the corresponding information located in, or to the corresponding information we recalculated using information located in, the Source Documents, subject to the instructions, assumptions and methodologies provided by the Initial Purchaser, on behalf of the Depositor, described in the notes to Exhibit 1 to Attachment A. The Source Document(s) that we were instructed by the Initial Purchaser, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

4.	For each mortgage loan on the Base Preliminary Data File and Preliminary Data File, we compared the Loan Number, as shown on the Base Preliminary Data File, to the corresponding Loan Number, as shown on the Preliminary Data File, and noted that:
a.	41 of the Preliminary Mortgage Loans included on the Preliminary Data File were not included on the Base Preliminary Data File,
b.	12 of the Base Preliminary Mortgage Loans included on the Base Preliminary Data File were not included on the Preliminary Data File (the “Removed Base Preliminary Mortgage Loans”) and
c.	Five of the Removed Base Preliminary Mortgage Loans were Sample 1 Mortgage Loans (the “Removed Sample 1 Mortgage Loans”).

The Removed Sample 1 Mortgage Loans are Sample Mortgage Loan Numbers 11, 23, 35, 65 and 111.

Attachment A Page 2 of 2

5.	As instructed by the Initial Purchaser, on behalf of the Depositor, we randomly selected a sample of 19 Preliminary Mortgage Loans from the Preliminary Data File that were not Sample 1 Mortgage Loans (the “Sample 2 Mortgage Loans”). For the purpose of this procedure, the Initial Purchaser, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample 2 Mortgage Loans or the methodology they instructed us to use to select the Sample 2 Mortgage Loans from the Preliminary Data File.

For the purpose of the procedures described in this report, the 19 Sample 2 Mortgage Loans are referred to as Sample Mortgage Loan Numbers 188 through 206.

6.	For each Sample 2 Mortgage Loan, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located in, or to the corresponding information we recalculated using information located in, the Source Documents, subject to the instructions, assumptions and methodologies provided by the Initial Purchaser, on behalf of the Depositor, described in the notes to Exhibit 1 to Attachment A. The Source Document(s) that we were instructed by the Initial Purchaser, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. All such compared information was in agreement.

Exhibit 1 to Attachment A Page 1 of 4

Sample Characteristics and Source Documents

Sample Characteristic	Provided Data File Field Name	Source Document(s)	Note(s)

Loan number	Loan Number	Note	i.

Original principal balance	Original Loan Amount	Note

Original interest rate	Original Interest Rate	Note

First payment date	First Payment Date of Loan	Note

Maturity date	Maturity Date	Note

Property state	State	Note

Property zip code	Postal Code	Note

Original term	Original Term to Maturity	(a) Note or (b) Note and recalculation	ii.

Original interest only term	Original Interest Only Term	Note

Prepayment charge term	Prepayment Penalty Total Term	Note

Occupancy status	Occupancy	Application or Underwriting Summary	iii., iv.

Appraisal value	Original Appraised Property Value	Appraisal	v.

Property type	Property Type	Application, Appraisal, PUD Rider or Underwriting Summary	iii., v., vi.

Sale price (if applicable)	Sales Price	Settlement Statement	vii.

Loan purpose	Loan Purpose	(a) Application or (b) Note, Settlement Statement and recalculation	iii., vii., viii.

Junior lien balance	Junior Mortgage Balance	Underwriting Summary, Application, Settlement Statement or Final Title Policy	iii., ix.

Exhibit 1 to Attachment A Page 2 of 4

Sample Characteristic	Provided Data File Field Name	Source Document(s)	Note(s)
Original loan-to-value ratio	Original LTV	Recalculation	x., xi., xiii.

Combined loan-to-value ratio	Original CLTV	Recalculation	x., xii., xiii.

Notes:

i.	For identification purposes only.

ii.	For the purpose of comparing the original term Sample Characteristic for each Sample Mortgage Loan that does not have the original term specifically stated in the Note, the Initial Purchaser, on behalf of the Depositor, instructed us to recalculate the original term as the sum of:
(a)	The difference in months between the maturity date and first payment date, both as shown in the Note, and
(b)	One.

iii.	For the purpose of comparing the indicated Sample Characteristics for each Sample Mortgage Loan, the Initial Purchaser, on behalf of the Depositor, provided one or more Applications. For the purpose of comparing the indicated Sample Characteristics for each Sample Mortgage Loan with more than one Application, the Initial Purchaser, on behalf of the Depositor, instructed us to use the most recent Application as the Source Document (and in accordance with any other applicable note(s)).

iv.	For the purpose of comparing the occupancy status Sample Characteristic for each Sample Mortgage Loan, the Initial Purchaser, on behalf of the Depositor, instructed us to note agreement if the value on the Provided Data File agreed with the corresponding information in at least one of the Source Documents listed for such Sample Characteristic (and in accordance with any other applicable note(s)). We performed no procedures to reconcile any differences that may exist relating to the information in the Source Documents relating to the occupancy status Sample Characteristic.

v.	For the purpose of comparing the indicated Sample Characteristics for each Sample Mortgage Loan, the Initial Purchaser, on behalf of the Depositor, provided one or more Appraisals. For the purpose of comparing the indicated Sample Characteristics for each Sample Mortgage Loan with more than one Appraisal, the Initial Purchaser, on behalf of the Depositor, instructed us to use the Appraisal with the lowest appraisal value as the Source Document (and in accordance with any other applicable note(s)).

Exhibit 1 to Attachment A Page 3 of 4

Notes: (continued)

vi.	For the purpose of comparing the property type Sample Characteristic for each Sample Mortgage Loan, the Initial Purchaser, on behalf of the Depositor, instructed us to note agreement if the value on the Provided Data File agreed with the corresponding information in at least one of the Source Documents listed for such Sample Characteristic (and in accordance with any other applicable note(s)). We performed no procedures to reconcile any differences that may exist relating to the information in the Source Documents related to the property type Sample Characteristic.

vii.	For the purpose of comparing the indicated Sample Characteristics for each Sample Mortgage Loan, the Initial Purchaser, on behalf of the Depositor, provided one or more Settlement Statements. For the purpose of comparing the indicated Sample Characteristics for each Sample Mortgage Loan with more than one Settlement Statement, the Initial Purchaser, on behalf of the Depositor, instructed us to use the most recent Settlement Statement as the Source Document (and in accordance with any other applicable note(s)).

viii.	For the purpose of comparing the loan purpose Sample Characteristic for each Sample Mortgage Loan with a loan purpose of “First Time Home Purchase” or “Other-than-first-time Home Purchase,” as shown on the Provided Data File (each, a “Purchase Sample Mortgage Loan”), the Initial Purchaser, on behalf of the Depositor, instructed us to use the Application as the Source Document (and in accordance with any other applicable note(s)).

For each remaining Sample Mortgage Loan (each, a “Refinanced Sample Mortgage Loan”), the Initial Purchaser, on behalf of the Depositor, instructed us to calculate the “Amount to Borrower” as the difference between:

(a)	The original principal balance, as shown in the Note, and
(b)	The sum of:
(1)	The unpaid principal balance of any previous mortgage loan that is being refinanced, as shown in the Settlement Statement (and in accordance with any other applicable note(s)) and
(2)	Total closing costs relating to the Refinanced Sample Mortgage Loan, as shown in the Settlement Statement (and in accordance with any other applicable note(s)).

For each Refinanced Sample Mortgage Loan, the Initial Purchaser, on behalf of the Depositor, instructed us to note agreement with a loan purpose of:

(a)	“Refinance – Cash Out” if the Amount to Borrower is greater than the lesser of (i) $2,000 and (ii) 1% of the original principal balance, as shown in the Note, or
(b)	“Refinance – Rate Term” for each remaining Refinanced Sample Mortgage Loan.

Exhibit 1 to Attachment A Page 4 of 4

Notes: (continued)

ix.	For the purpose of comparing the junior lien balance Sample Characteristic for each Sample Mortgage Loan, the Initial Purchaser, on behalf of the Depositor, instructed us to note agreement if the value on the Provided Data File agreed with the corresponding information in at least one of the Source Documents listed for such Sample Characteristic (and in accordance with any other applicable note(s)). We performed no procedures to reconcile any differences that may exist relating to the information in the Source Documents relating to the junior lien balance Sample Characteristic.

x.	For each Sample Mortgage Loan, the Initial Purchaser, on behalf of the Depositor, instructed us to calculate the “Value for LTV” as:
(a)	In the case of a Purchase Sample Mortgage Loan, the lesser of (1) the appraisal value, as shown in the Appraisal (and in accordance with any other applicable note(s)), and (2) the sale price (if applicable), as shown in the Settlement Statement (and in accordance with any other applicable note(s)), or
(b)	In the case of a Refinanced Sample Mortgage Loan, the appraisal value, as shown in the Appraisal (and in accordance with any other applicable note(s)).

xi.	For the purpose of comparing the original loan-to-value ratio Sample Characteristic for each Sample Mortgage Loan, the Initial Purchaser, on behalf of the Depositor, instructed us to recalculate the original loan-to-value ratio by:
(a)	Dividing the original principal balance, as shown in the Note, by the Value for LTV, as calculated herein, and
(b)	Rounding the value calculated in (a) above to the fourth decimal place (X.XXXX).

xii.	For the purpose of comparing the combined loan-to-value ratio Sample Characteristic for each Sample Mortgage Loan, the Initial Purchaser, on behalf of the Depositor, instructed us to recalculate the combined loan-to-value ratio by:
(a)	Adding the original principal balance, as shown in the Note, and junior lien balance, as shown in the Underwriting Summary or Application (and in accordance with any other applicable note(s)),
(b)	Dividing the value calculated in (a) by the Value for LTV, as calculated herein, and
(c)	Rounding the value calculated in (b) above to the fourth decimal place (X.XXXX).

xiii.	For the purpose of comparing the indicated Sample Characteristics for each Sample Mortgage Loan, the Initial Purchaser, on behalf of the Depositor, instructed us to ignore differences in the amount of +/- 0.0001 or less.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Initial Purchaser, on behalf of the Depositor, that are described in the notes above.

Exhibit 2 to Attachment A Page 1 of 9

Sample Characteristic Differences

Sample Mortgage Loan Number	Sample Characteristic	Provided Data File Value	Source Document Value

1	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

3	Property type	dPUD	PUD
	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

4	Property type	dPUD	PUD

5	Property type	dPUD	PUD
	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

8	Property type	dPUD	PUD
	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

9	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

10	Property type	dPUD	PUD

12	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

13	Property type	dPUD	PUD

14	Loan Purpose	First Time Home Purchase	Other-than-first-time Home Purchase

16	Loan Purpose	First Time Home Purchase	Other-than-first-time Home Purchase

18	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

20	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

21	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

22	Property type	dPUD	PUD
	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

24	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

25	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

Exhibit 2 to Attachment A Page 2 of 9

Sample Mortgage Loan Number	Sample Characteristic	Provided Data File Value	Source Document Value
28	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

30	Loan purpose	Refinance- Cash Out	Refinance- Rate Term

34	Property type	Condo, Low Rise (4 or fewer stories)	Condo, High Rise (5 + stories)
	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

36	Property type	dPUD	PUD

37	Property type	dPUD	PUD
	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

39	Property type	dPUD	PUD

40	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

41	Property type	dPUD	PUD

42	Property type	dPUD	PUD

43	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

44	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

45	Property type	Single Family Detached (non-PUD)	PUD

47	Property type	dPUD	PUD

49	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

51	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

52	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

53	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

54	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

Exhibit 2 to Attachment A Page 3 of 9

Sample Mortgage Loan Number	Sample Characteristic	Provided Data File Value	Source Document Value
57	Property type	dPUD	PUD

58	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

59	Property type	dPUD	PUD
	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

60	Property type	dPUD	PUD
	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

61	Property type	dPUD	PUD
	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

62	Property type	dPUD	PUD

63	Property type	dPUD	PUD

66	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

67	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

68	Property type	dPUD	PUD

69	Property type	dPUD	PUD

70	Property type	dPUD	PUD
	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

73	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

74	Property type	dPUD	PUD
	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

77	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

78	Property type	dPUD	PUD

79	Property type	dPUD	PUD

Exhibit 2 to Attachment A Page 4 of 9

Sample Mortgage Loan Number	Sample Characteristic	Provided Data File Value	Source Document Value
80	Property type	dPUD	PUD

82	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

84	Property type	dPUD	PUD
	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

85	Property type	dPUD	PUD
	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

86	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

88	Property type	dPUD	PUD
	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

89	Property type	dPUD	PUD
	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

90	Property type	dPUD	PUD
	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

91	Property type	dPUD	PUD
	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

92	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

94	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

95	Property type	dPUD	PUD
	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

96	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

98	Property type	dPUD	PUD
	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

99	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

100	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

Exhibit 2 to Attachment A Page 5 of 9

Sample Mortgage Loan Number	Sample Characteristic	Provided Data File Value	Source Document Value
101	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

102	Property type	dPUD	PUD
	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

103	Property type	Condo, Low Rise (4 or fewer stories)	Condo, High Rise (5 + stories)
	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

104	Property type	dPUD	PUD
	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

105	Property type	dPUD	PUD
	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

106	Property type	dPUD	PUD

107	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

108	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

109	Property type	dPUD	PUD

110	Property type	dPUD	PUD

112	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

113	Property type	dPUD	PUD
	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

115	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

116	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

117	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

118	Property type	dPUD	PUD

119	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

Exhibit 2 to Attachment A Page 6 of 9

Sample Mortgage Loan Number	Sample Characteristic	Provided Data File Value	Source Document Value
120	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

121	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

122	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

123	Property type	dPUD	PUD
	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

124	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

125	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

126	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

127	Property type	dPUD	PUD
	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

128	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

129	Property type	dPUD	PUD
	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

131	Property type	dPUD	PUD
	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

133	Property type	dPUD	PUD

134	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

136	Property type	Condo, Low Rise (4 or fewer stories)	Condo, High Rise (5 + stories)

137	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

138	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

139	Property type	dPUD	PUD
	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

Exhibit 2 to Attachment A Page 7 of 9

Sample Mortgage Loan Number	Sample Characteristic	Provided Data File Value	Source Document Value
140	Property type	dPUD	PUD
	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

142	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

143	Property type	dPUD	PUD
	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

144	Property type	dPUD	PUD
	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

145	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

146	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

147	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

149	Property type	dPUD	PUD
	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

150	Property type	dPUD	PUD
	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

152	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

153	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

154	Property type	dPUD	PUD
	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

155	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

156	Property type	dPUD	PUD
	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

157	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

158	Property type	dPUD	PUD

Exhibit 2 to Attachment A Page 8 of 9

Sample Mortgage Loan Number	Sample Characteristic	Provided Data File Value	Source Document Value
160	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

161	Property type	dPUD	PUD

162	Property type	dPUD	PUD

164	Property type	dPUD	PUD
	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

165	Property type	dPUD	PUD

166	Property type	dPUD	PUD
	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

169	Property type	dPUD	PUD
	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

170	Property type	dPUD	PUD
	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

171	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

172	Property type	dPUD	PUD
	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

173	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

174	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

176	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

177	Property type	dPUD	PUD
	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

179	Property type	dPUD	PUD
	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

181	Property Type	Single Family Detached (non-PUD)	PUD

Exhibit 2 to Attachment A Page 9 of 9

Sample Mortgage Loan Number	Sample Characteristic	Provided Data File Value	Source Document Value
185	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

186	Property type	dPUD	PUD

187	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase